PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	December 31, 2024	December 31, 2023
Machinery and Equipment	5 to 20	$3,478,062	$3,469,204
Leasehold Improvements	Lease term	6,930,585	7,378,639
Computer and Office Equipment	3 to 10	2,460,632	2,492,310
Vehicles	5	274,559	248,304
Construction in Progress	N/A	84,957	11,500
Total Property and Equipment		13,228,795	13,599,957
Less: Accumulated Depreciation		(7,779,383)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation		$5,449,412	$6,428,112

Depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023 was $1,284,653 and $1,430,240 respectively.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements